Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Exclusive contractual technology license(i)	$68,600	$-
Customer relationship(i)	8,675	-
Software(i)	7,341	-
Total intangible assets	84,616	-
Less: Accumulated amortization	(1,596)	-
Intangible assets, net	$83,020	$-

(i)	The above intangible assets were recognized in connection with the acquisitions of Neurovia and QC Capital completed during the current period. Further details of these acquisitions are disclosed in Note 5 and Note 6.

Schedule of Estimated Future Amortization Expenses

As of June 30, 2026, the estimated future amortization expenses of the intangible assets were as follow:

For the year ended December 31,	Amount
Remainder of 2026	$5,288
2027	10,577
2028	10,577
2029	10,577
2030	10,577
Thereafter	35,424
Total amortization expenses	$83,020